13. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Security deposit	$ 146,091
Administrative rent expense	111,655	$ 111,655
Rent capitalized into inventory as manufacturing overhead costs	446,618	$ 446,618
Lease Agreements [Member]
Leases payable	$ 97,344